PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.6% of Net Assets
Non-Convertible Bonds – 87.9%
	ABS Home Equity – 0.1%
$ 104,844	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD LIBOR + 0.660%, 5.421%, 9/19/2045(a)	$64,075

	Aerospace & Defense – 2.0%
100,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	97,375
355,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	356,278
35,000	Moog, Inc., 4.250%, 12/15/2027, 144A	32,388
235,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	199,162
215,000	TransDigm, Inc., 4.875%, 5/01/2029	190,293
40,000	TransDigm, Inc., 5.500%, 11/15/2027	37,717
135,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	136,350
85,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	86,594

		1,136,157

	Airlines – 1.3%
90,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	89,595
675,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	647,484

		737,079

	Automotive – 2.2%
30,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	28,340
85,000	Ford Motor Co., 3.250%, 2/12/2032	66,806
820,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	759,955
320,000	Nissan Motor Acceptance Co. LLC, 1.850%, 9/16/2026, 144A	276,954
55,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	40,663
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	38,250

		1,210,968

	Banking – 3.0%
250,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	296,225
475,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	459,038

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	$296,638
200,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	149,158
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	190,907
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	275,961

		1,667,927

	Brokerage – 0.1%
35,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	21,597
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	33,600

		55,197

	Building Materials – 2.5%
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	78,425
75,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	69,449
615,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	512,365
80,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	57,113
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	37,130
145,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	114,930
80,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	74,200
115,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	88,013
75,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	63,375
115,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	78,379
85,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	73,752
65,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	56,550
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	42,525
90,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	53,131

		1,399,337

	Cable Satellite – 9.0%
210,000	Altice Financing SA, 5.000%, 1/15/2028, 144A	170,772

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	$196,680
330,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	258,100
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	151,619
290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	267,525
700,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	661,500
30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	29,175
2,155,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	1,062,631
405,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	205,086
250,000	CSC Holdings LLC, 5.750%, 1/15/2030	131,631
260,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	235,482
200,000	DISH DBS Corp., 5.125%, 6/01/2029	106,500
130,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	103,726
85,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	63,431
150,000	DISH DBS Corp., 7.375%, 7/01/2028	85,599
590,000	DISH DBS Corp., 7.750%, 7/01/2026	389,400
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	67,650
200,000	Telenet Finance Luxembourg Notes Sarl, 5.500%, 3/01/2028, 144A	185,124
85,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	43,858
80,000	Viasat, Inc., 6.500%, 7/15/2028, 144A	59,099
245,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	228,154
380,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	350,592

		5,053,334

	Chemicals – 0.5%
105,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	83,901
55,000	Chemours Co., 5.375%, 5/15/2027	50,944
170,000	Hercules LLC, 6.500%, 6/30/2029	160,332

		295,177

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 3.5%
$ 300,000	ADT Security Corp., 4.125%, 8/01/2029, 144A	$267,537
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	72,175
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	28,875
45,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	36,620
50,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	47,362
210,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	157,177
1,035,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	943,144
265,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	264,337
120,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	123,028

		1,940,255

	Consumer Products – 0.7%
45,000	Coty, Inc., 5.000%, 4/15/2026, 144A	43,418
20,000	Coty, Inc., 6.500%, 4/15/2026, 144A	19,901
145,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	135,392
105,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	92,269
55,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	46,617
90,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	75,150

		412,747

	Diversified Manufacturing – 0.3%
65,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	67,159
80,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	61,800
75,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	62,356

		191,315

	Electric – 1.3%
335,000	Calpine Corp., 4.500%, 2/15/2028, 144A	310,752
40,000	Calpine Corp., 5.250%, 6/01/2026, 144A	38,996
145,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	116,257

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$ 40,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	$32,000
85,000	PG&E Corp., 5.000%, 7/01/2028	80,219
25,000	PG&E Corp., 5.250%, 7/01/2030	23,207
150,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	146,388

		747,819

	Environmental – 0.6%
50,000	Clean Harbors, Inc., 6.375%, 2/01/2031, 144A	51,013
175,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	155,704
130,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	118,114

		324,831

	Finance Companies – 3.8%
115,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	66,412
95,437	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(b)	86,117
70,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	61,013
300,000	Navient Corp., 4.875%, 3/15/2028	252,375
120,000	Navient Corp., 5.500%, 3/15/2029	101,400
95,000	Navient Corp., 6.750%, 6/25/2025	92,323
205,000	OneMain Finance Corp., 3.500%, 1/15/2027	172,049
40,000	OneMain Finance Corp., 4.000%, 9/15/2030	30,000
210,000	OneMain Finance Corp., 7.125%, 3/15/2026	201,871
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	128,113
90,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	80,550
100,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	89,500
20,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	17,171
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	64,391
245,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	203,139

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 595,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	$472,341

		2,118,765

	Financial Other – 2.3%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	97,873
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	20,393
175,600	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	32,033
21,791	CFLD Cayman Investment Ltd., Zero Coupon, 1.841%-9.990%, 1/31/2031, 144A(c)	2,257
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(d)	18,644
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	15,492
213,776	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(e)	49,966
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(d)	22,869
405,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	380,015
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	24,790
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	24,746
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	49,904
100,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	76,842
330,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	255,969
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	29,404
200,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	47,760
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	47,976
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	30,044
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	36,329
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	30,824
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	15,738

		1,309,868

	Food & Beverage – 1.0%
40,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	37,859

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 80,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	$60,800
70,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	62,858
115,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	112,426
90,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	80,663
65,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	63,427
80,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	65,010
100,000	U.S. Foods, Inc., 4.750%, 2/15/2029, 144A	92,375

		575,418

	Gaming – 3.4%
165,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	149,853
145,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	145,007
200,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	163,000
200,000	Sands China Ltd., 3.350%, 3/08/2029	166,116
330,000	Sands China Ltd., 4.875%, 6/18/2030	292,090
290,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	287,100
150,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	150,289
140,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	131,692
105,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	104,082
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	204,750
110,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	99,919

		1,893,898

	Government Owned—No Guarantee – 0.2%
155,000	Petroleos Mexicanos, 5.950%, 1/28/2031	118,622

	Health Insurance – 0.1%
35,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	29,414

	Healthcare – 2.5%
90,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	76,349

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$ 70,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	$58,800
275,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	215,724
225,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	177,469
130,000	Encompass Health Corp., 4.750%, 2/01/2030	118,195
95,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	101,501
215,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	131,435
120,000	Medline Borrower LP, 3.875%, 4/01/2029, 144A	104,100
60,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	45,450
90,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	83,012
135,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	129,607
90,000	Tenet Healthcare Corp., 6.250%, 2/01/2027	88,505
65,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	57,878

		1,388,025

	Home Construction – 0.2%
70,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	52,802
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(f)	—
50,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	43,925

		96,727

	Independent Energy – 7.0%
155,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	149,823
170,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	174,084
55,000	California Resources Corp., 7.125%, 2/01/2026, 144A	55,678
50,000	Callon Petroleum Co., 7.500%, 6/15/2030, 144A	47,000
85,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	84,210
175,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	172,214
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	119,131
50,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	49,524

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 125,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	$124,399
70,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	64,053
260,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	201,889
100,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	96,098
90,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	84,600
60,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	55,500
70,000	EQT Corp., 3.900%, 10/01/2027	65,794
40,000	EQT Corp., 5.678%, 10/01/2025	39,880
30,000	EQT Corp., 5.700%, 4/01/2028	29,968
55,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	54,450
150,000	Matador Resources Co., 5.875%, 9/15/2026	147,993
40,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	38,529
70,000	Murphy Oil Corp., 6.125%, 12/01/2042	57,996
215,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	213,269
95,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	98,563
80,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	84,114
250,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	262,846
225,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	236,963
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	93,747
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	44,928
140,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	162,840
235,000	PDC Energy, Inc., 5.750%, 5/15/2026	228,761
40,000	Permian Resources Operating LLC, 5.375%, 1/15/2026, 144A	37,913
60,000	Permian Resources Operating LLC, 5.875%, 7/01/2029, 144A	56,813
75,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	73,374
60,000	Range Resources Corp., 8.250%, 1/15/2029	63,235

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 40,000	SM Energy Co., 5.625%, 6/01/2025	$38,784
105,000	SM Energy Co., 6.750%, 9/15/2026	102,969
55,000	Southwestern Energy Co., 5.375%, 2/01/2029	51,838
130,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	103,340
65,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	56,944

		3,924,054

	Industrial Other – 0.2%
75,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	70,309
60,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	55,251

		125,560

	Leisure – 3.5%
290,000	Carnival Corp., 5.750%, 3/01/2027, 144A	237,896
70,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	60,550
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	98,450
85,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	78,625
495,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	421,285
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	8,511
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	56,717
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	102,250
285,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	255,787
320,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	282,523
30,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027, 144A	32,221
65,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	58,670
85,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	77,958
225,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	193,123

		1,964,566

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – 2.2%
$ 285,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/01/2025, 144A	$284,466
210,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	179,342
110,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	97,700
100,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	85,125
265,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	236,844
365,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	316,526
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	17,116

		1,217,119

	Media Entertainment – 1.8%
85,000	CMG Media Corp., 8.875%, 12/15/2027, 144A	64,260
45,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	32,905
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A(d)	17,050
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A(d)	1,750
395,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	312,050
50,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	44,125
90,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	65,475
20,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	20,319
75,000	Netflix, Inc., 5.875%, 2/15/2025	76,500
70,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	64,682
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	63,058
35,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	29,138
125,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	109,375
65,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	57,046
85,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	75,844

		1,033,577

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 2.7%
$ 120,000	ATI, Inc., 4.875%, 10/01/2029	$109,206
55,000	ATI, Inc., 5.875%, 12/01/2027	53,729
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	86,530
100,000	Commercial Metals Co., 4.125%, 1/15/2030	88,266
750,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	723,024
140,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	142,093
225,000	Novelis Corp., 4.750%, 1/30/2030, 144A	206,729
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	76,000
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	33,104

		1,518,681

	Midstream – 4.7%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	79,997
45,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	45,821
125,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	123,750
35,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	31,596
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	56,651
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	41,530
145,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	129,041
75,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	71,399
30,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	25,297
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	96,065
20,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	15,940
115,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	93,860
65,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	59,040
41,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	40,532
160,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	155,085

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	$38,637
55,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	55,219
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	77,500
80,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	74,900
155,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	150,283
150,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	133,965
145,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	143,536
70,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	69,221
90,000	Kinetik Holdings LP, 5.875%, 6/15/2030, 144A	86,625
85,000	NuStar Logistics LP, 5.750%, 10/01/2025	82,665
75,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	65,531
65,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	59,658
105,000	Targa Resources Corp., 5.200%, 7/01/2027	104,122
45,000	Targa Resources Corp., 6.125%, 3/15/2033	46,598
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	37,427
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	73,292
25,000	Western Midstream Operating LP, 4.500%, 3/01/2028	23,651
30,000	Western Midstream Operating LP, 4.750%, 8/15/2028	28,557
160,000	Western Midstream Operating LP, 5.300%, 3/01/2048	135,570
55,000	Western Midstream Operating LP, 5.500%, 2/01/2050	46,668
5,000	Western Midstream Operating LP, 6.150%, 4/01/2033	5,068

		2,604,297

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
95,683	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD LIBOR + 3.500%, 8.184%, 11/15/2031, 144A(a)	81,405
215,286	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD LIBOR + 4.500%, 9.184%, 11/15/2031, 144A(a)	142,043
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	565,693

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1 mo. USD LIBOR + 3.500%, 8.185%, 11/15/2027, 144A(a)(f)(g)	$84,802
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1 mo. USD LIBOR + 4.400%, 9.085%, 11/15/2027, 144A(a)(f)(g)	25,922
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.134%, 11/15/2059(h)	44,770
99,910	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.379%, 3/15/2044, 144A(h)	32,221
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.328%, 12/15/2045(h)	58,400

		1,035,256

	Oil Field Services – 1.2%
35,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	34,274
45,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	40,837
10,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	9,766
40,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	38,471
422,500	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	414,050
25,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028, 144A	25,727
90,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	92,075
8,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	8,209

		663,409

	Other REITs – 0.3%
145,000	Service Properties Trust, 4.750%, 10/01/2026	121,067
70,000	Service Properties Trust, 7.500%, 9/15/2025	69,072

		190,139

	Packaging – 0.2%
45,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	38,916
65,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028, 144A	65,725

		104,641

	Pharmaceuticals – 4.2%
275,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	162,250
565,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	210,847
185,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	119,732

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	$178,168
240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(d)	18,000
30,000	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	22,192
200,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	164,000
200,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	179,538
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	295,110
430,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	389,150
565,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	376,457
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	209,250

		2,324,694

	Property & Casualty Insurance – 1.0%
35,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029, 144A	29,838
105,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	86,764
125,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	110,625
70,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	60,480
80,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	67,658
90,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061, 144A	53,329
125,000	USI, Inc., 6.875%, 5/01/2025, 144A	123,125

		531,819

	Refining – 0.3%
40,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	41,183
155,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	148,788

		189,971

	Restaurants – 1.2%
475,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	441,750
180,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	174,825
60,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	52,073

		668,648

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 1.2%
$ 45,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	$40,950
85,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	76,075
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	74,285
25,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	23,875
40,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	35,756
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	49,582
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	30,810
40,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	34,005
85,000	Michaels Cos., Inc., 7.875%, 5/01/2029, 144A	59,500
75,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	70,415
125,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	104,708
120,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	96,707

		696,668

	Supermarkets – 0.3%
195,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	188,582

	Technology – 6.0%
190,000	Block, Inc., 2.750%, 6/01/2026	173,235
160,000	Broadcom, Inc., 4.300%, 11/15/2032	147,415
135,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	122,090
65,000	Cloud Software Group Holdings, Inc., 6.500%, 3/31/2029, 144A	57,499
95,000	Coherent Corp., 5.000%, 12/15/2029, 144A	86,231
665,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	486,228
55,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029, 144A	47,623
135,000	Elastic NV, 4.125%, 7/15/2029, 144A	115,256
260,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	177,830
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	53,405

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 135,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	$135,702
190,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	97,228
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	158,976
155,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	139,301
205,000	Micron Technology, Inc., 6.750%, 11/01/2029	217,776
145,000	NCR Corp., 5.000%, 10/01/2028, 144A	127,450
45,000	NCR Corp., 5.125%, 4/15/2029, 144A	38,936
65,000	NCR Corp., 5.750%, 9/01/2027, 144A	63,877
240,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	222,504
165,000	Open Text Corp., 3.875%, 12/01/2029, 144A	138,893
145,000	Open Text Corp., 6.900%, 12/01/2027, 144A	149,582
25,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	23,891
70,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	66,513
70,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	26,223
40,000	Sabre Global, Inc., 11.250%, 12/15/2027, 144A	37,274
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	38,257
50,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	43,750
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	45,558
55,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	53,366
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	60,393

		3,352,262

	Transportation Services – 0.5%
300,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	281,970

	Treasuries – 2.8%
1,575,000	U.S. Treasury Notes, 0.125%, 7/15/2023	1,554,267

	Wireless – 2.7%
430,000	Altice France SA, 5.125%, 1/15/2029, 144A	327,673

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$ 400,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	$320,400
335,000	SBA Communications Corp., 3.125%, 2/01/2029	291,430
105,000	SBA Communications Corp., 3.875%, 2/15/2027	99,123
545,000	SoftBank Group Corp., 4.625%, 7/06/2028	457,228

		1,495,854

	Wirelines – 1.4%
55,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	45,510
275,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	250,002
100,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	55,292
95,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	53,599
275,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	248,991
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	108,210

		761,604

	Total Non-Convertible Bonds (Identified Cost $60,475,913)	49,194,593

Convertible Bonds – 4.7%
	Airlines – 0.6%
270,000	Southwest Airlines Co., 1.250%, 5/01/2025	306,720

	Cable Satellite – 1.2%
1,265,000	DISH Network Corp., 3.375%, 8/15/2026	651,475
40,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(c)	21,142

		672,617

	Consumer Cyclical Services – 0.3%
195,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.310%, 12/15/2025(c)	171,280
20,000	Zillow Group, Inc., 1.375%, 9/01/2026	23,530

		194,810

	Consumer Products – 0.0%
15,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	12,488

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Gaming – 0.1%
$ 40,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	$57,480

	Healthcare – 0.6%
70,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	90,689
315,000	Teladoc Health, Inc., 1.250%, 6/01/2027	242,957

		333,646

	Independent Energy – 0.2%
110,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029, 144A	117,424

	Leisure – 0.1%
105,000	NCL Corp. Ltd., 1.125%, 2/15/2027	75,236

	Media Entertainment – 0.2%
100,000	Bilibili, Inc., 0.500%, 12/01/2026	87,048

	Pharmaceuticals – 1.1%
385,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	401,557
230,000	Livongo Health, Inc., 0.875%, 6/01/2025	204,367

		605,924

	Technology – 0.3%
115,000	Unity Software, Inc., Zero Coupon, 0.000%-7.449%, 11/15/2026(c)	89,067
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	16,660
40,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	35,420

		141,147

	Total Convertible Bonds (Identified Cost $3,709,858)	2,604,540

	Total Bonds and Notes (Identified Cost $64,185,771)	51,799,133

Collateralized Loan Obligations – 2.0%
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD LIBOR + 6.600%, 11.408%, 12/19/2032, 144A(a)	214,821
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.100%, 10.908%, 10/20/2034, 144A(a)	215,144
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.750%, 11.542%, 10/15/2034, 144A(a)	208,515
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 10.842%, 10/15/2034, 144A(a)	231,239

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 250,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD LIBOR + 6.150%, 10.942%, 1/15/2035, 144A(a)	$235,420

	Total Collateralized Loan Obligations (Identified Cost $1,260,000)	1,105,139

Senior Loans – 0.3%

	Leisure – 0.3%
116,591	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(a)(i)	114,813
29,924	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(a)(i)	29,185

	Total Senior Loans (Identified Cost $144,914)	143,998

Shares

Preferred Stocks – 0.8%
	Technology – 0.3%
3,399	Clarivate PLC, Series A, 5.250%	139,597

	Wireless – 0.5%
256	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	297,664

	Total Preferred Stocks (Identified Cost $472,058)	437,261

Common Stocks – 0.1%

	Energy Equipment & Services – 0.0%
10,149	McDermott International Ltd.(g)	3,451

	Media – 0.1%
9,786	iHeartMedia, Inc., Class A(g)	38,165

	Oil, Gas & Consumable Fuels – 0.0%
3,650	Battalion Oil Corp.(g)	23,981

	Total Common Stocks (Identified Cost $841,517)	65,597

Other Investments – 0.0%

	Aircraft ABS – 0.0%
100	ECAF I Blocker Ltd.(f)(j) (Identified Cost $1,000,000)	6,825

Warrants – 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(g)	6
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(g)	1

	Total Warrants (Identified Cost $31,517)	7

Principal Amount	Description	Value (†)
Short-Term Investments – 2.8%
$ 1,593,168	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $1,593,446 on 4/03/2023 collateralized by $1,666,900 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $1,625,032 including accrued interest(k) (Identified Cost $1,593,168)	$1,593,168

	Total Investments – 98.6% (Identified Cost $69,528,945)	55,151,128
	Other assets less liabilities – 1.4%	782,026

	Net Assets – 100.0%	$55,933,154

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(b)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2023, interest payments were made in cash.

(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2023, interest payments were made in principal.

(f)	Level 3 security. Value has been determined using significant unobservable inputs.

(g)	Non-income producing security.
(h)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(i)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(j)	Securities subject to restriction on resale. At March 31, 2023, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$6,825	Less than 0.1%

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $35,782,270 or 64.0% of net assets.

ABS	Asset-Backed Securities

LIBOR   London Interbank Offered Rate

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$96,727	$—	$96,727
Non-Agency Commercial Mortgage-Backed Securities	—	924,532	110,724	1,035,256
All Other Non-Convertible Bonds*	—	48,062,610	—	48,062,610

Total Non-Convertible Bonds	—	49,083,869	110,724	49,194,593

Convertible Bonds*	—	2,604,540	—	2,604,540

Total Bonds and Notes	—	51,688,409	110,724	51,799,133

Collateralized Loan Obligations	—	1,105,139	—	1,105,139
Senior Loans *	—	143,998	—	143,998
Preferred Stocks
Technology	139,597	—	—	139,597
Wireless	—	297,664	—	297,664

Total Preferred Stocks	139,597	297,664	—	437,261

Common Stocks*	65,597	—	—	65,597
Other Investments *	—	—	6,825	6,825
Warrants	—	—	7	7
Short-Term Investments	—	1,593,168	—	1,593,168

Total	$205,194	$54,828,378	$117,556	$55,151,128

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or March 31, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage-Backed Securities	142,115	—	—	(31,391)	—	—	—	—	110,724	(31,391)
Other Investments
Aircraft ABS	6,825	—	—	—	—	—	—	—	6,825	—
Warrants	95	—	—	(88)	—	—	—	—	7	(88)

Total	$149,035	$—	$—	$(31,479)	$—	$—	$—	$—	$117,556	$(31,479)

Industry Summary at March 31, 2023 (Unaudited)

Cable Satellite	10.2%
Independent Energy	7.2
Technology	6.6
Pharmaceuticals	5.3
Midstream	4.7
Leisure	3.9
Consumer Cyclical Services	3.8
Finance Companies	3.8
Gaming	3.5
Wireless	3.2
Healthcare	3.1
Banking	3.0
Treasuries	2.8
Metals & Mining	2.7
Building Materials	2.5
Financial Other	2.3
Lodging	2.2
Automotive	2.2
Aerospace & Defense	2.0
Media Entertainment	2.0
Other Investments, less than 2% each	16.8
Short-Term Investments	2.8
Collateralized Loan Obligations	2.0

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%